Vessels, Net - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) item vessel	Dec. 31, 2021 vessel	Dec. 31, 2020 vessel
Property, Plant and Equipment [Line Items]
Transfer from Right-of-use asset	$ 30,637
Transfer from Right-of-use asset	32,160
Accumulated depreciation, transfer from right-of-use asset	$ 1,523
Number of vessel disposed | vessel	0	7	0
Number of impaired vessels | vessel	0	0
Number of vessels provided as collateral | item	23
Vessels provided as collateral	$ 501,547
Number of vessels sold and leased back | vessel	13
Carrying value of vessels sold and leased back	$ 323,716
Stelios Y
Property, Plant and Equipment [Line Items]
Transfer from Right-of-use asset	30,637
Transfer from Right-of-use asset	32,160
Accumulated depreciation, transfer from right-of-use asset	$ 1,523